Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 449	$ 5,179
Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	4,158	2,016
Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(3,709)	3,163
Interest rate swap agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	4,168	532
Interest rate swap agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(3,709)	3,159
Forward freight agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(10)	1,484
Forward freight agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ 4